ACQUISITION OF ESD - Proforma Acquisition (Details)(Details)	6 Months Ended
Nov. 30, 2016 USD ($)
HISP [Member]
Product sales, net	$ 119,575
Cost of goods sold	97,680
Gross income	21,895
Selling general and administrative expenses	1,219,798
Net Income/(loss) before other income and expenses	(1,197,903)
Other income and (expenses)	(709,858)
Provision for taxes
Net Income/(loss)	(1,907,761)
ESD [Member]
Product sales, net	1,483,994
Cost of goods sold	1,063,789
Gross income	420,205
Selling general and administrative expenses	372,347
Net Income/(loss) before other income and expenses	47,858
Other income and (expenses)	(108,895)
Provision for taxes	(9,169)
Net Income/(loss)	(51,868)
Proforma Adjustments [Member]
Product sales, net
Cost of goods sold
Gross income
Selling general and administrative expenses
Net Income/(loss) before other income and expenses
Other income and (expenses)
Provision for taxes	9,169
Net Income/(loss)	(9,169)
ProForma Combined [Member]
Product sales, net	1,603,569
Cost of goods sold	1,161,469
Gross income	442,100
Selling general and administrative expenses	1,592,145
Net Income/(loss) before other income and expenses	(1,150,045)
Other income and (expenses)	(818,753)
Provision for taxes	0
Net Income/(loss)	$ (1,968,798)